Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2030 Fund

December 31, 2020

Z30-QTLY-0221
1.9884241.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	647	$10,844
Fidelity Series Commodity Strategy Fund (a)	799	3,666
Fidelity Series Large Cap Growth Index Fund (a)	445	6,958
Fidelity Series Large Cap Stock Fund (a)	467	7,687
Fidelity Series Large Cap Value Index Fund (a)	1,115	14,725
Fidelity Series Small Cap Opportunities Fund (a)	228	3,657
Fidelity Series Value Discovery Fund (a)	379	5,438
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,576)		52,975

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	207	2,389
Fidelity Series Emerging Markets Fund (a)	164	1,855
Fidelity Series Emerging Markets Opportunities Fund (a)	670	16,729
Fidelity Series International Growth Fund (a)	352	6,266
Fidelity Series International Index Fund (a)	231	2,604
Fidelity Series International Small Cap Fund (a)	113	2,320
Fidelity Series International Value Fund (a)	617	6,227
Fidelity Series Overseas Fund (a)	503	6,237
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,755)		44,627

Bond Funds - 30.2%
Fidelity Series Corporate Bond Fund (a)	582	6,656
Fidelity Series Emerging Markets Debt Fund (a)	87	828
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	26	276
Fidelity Series Floating Rate High Income Fund (a)	20	182
Fidelity Series Government Bond Index Fund (a)	720	7,882
Fidelity Series High Income Fund (a)	101	952
Fidelity Series Inflation-Protected Bond Index Fund (a)	750	8,044
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series Investment Grade Bond Fund (a)	739	8,807
Fidelity Series Investment Grade Securitized Fund (a)	574	6,002
Fidelity Series Long-Term Treasury Bond Index Fund (a)	362	3,323
Fidelity Series Real Estate Income Fund (a)	55	574
TOTAL BOND FUNDS
(Cost $42,206)		43,595

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	1,221	1,221
Fidelity Series Short-Term Credit Fund (a)	21	213
Fidelity Series Treasury Bill Index Fund (a)	156	1,561
TOTAL SHORT-TERM FUNDS
(Cost $2,990)		2,995
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $128,527)		144,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$144,194

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,273	$4,260	$3,334	$3,441	$612	$2,033	$10,844
Fidelity Series Canada Fund	1,868	303	498	50	(43)	759	2,389
Fidelity Series Commodity Strategy Fund	3,578	323	973	15	(220)	958	3,666
Fidelity Series Corporate Bond Fund	4,132	2,570	603	183	(9)	566	6,656
Fidelity Series Emerging Markets Debt Fund	672	31	--	30	--	125	828
Fidelity Series Emerging Markets Debt Local Currency Fund	--	257	--	2	--	19	276
Fidelity Series Emerging Markets Fund	993	341	188	26	8	701	1,855
Fidelity Series Emerging Markets Opportunities Fund	9,262	3,125	1,988	495	142	6,188	16,729
Fidelity Series Floating Rate High Income Fund	156	5	--	6	--	21	182
Fidelity Series Government Bond Index Fund	6,382	2,645	932	179	9	(222)	7,882
Fidelity Series Government Money Market Fund 0.13%	1,109	1,585	1,473	1	--	--	1,221
Fidelity Series High Income Fund	787	47	--	38	--	118	952
Fidelity Series Inflation-Protected Bond Index Fund	5,548	2,434	332	102	2	392	8,044
Fidelity Series International Credit Fund	60	5	--	4	--	4	69
Fidelity Series International Growth Fund	5,450	1,502	1,891	893	97	1,108	6,266
Fidelity Series International Index Fund	2,084	133	368	50	(10)	765	2,604
Fidelity Series International Small Cap Fund	1,651	52	224	19	(4)	845	2,320
Fidelity Series International Value Fund	5,206	615	1,628	175	(208)	2,242	6,227
Fidelity Series Investment Grade Bond Fund	6,090	3,237	717	431	--	197	8,807
Fidelity Series Investment Grade Securitized Fund	4,353	2,206	509	149	--	(48)	6,002
Fidelity Series Large Cap Growth Index Fund	5,455	574	1,938	218	316	2,551	6,958
Fidelity Series Large Cap Stock Fund	5,613	1,088	1,152	411	40	2,098	7,687
Fidelity Series Large Cap Value Index Fund	10,463	1,882	1,610	292	(54)	4,044	14,725
Fidelity Series Long-Term Treasury Bond Index Fund	2,709	1,413	360	338	51	(490)	3,323
Fidelity Series Overseas Fund	5,116	767	1,734	71	(41)	2,129	6,237
Fidelity Series Real Estate Income Fund	432	34	--	33	--	108	574
Fidelity Series Short-Term Credit Fund	202	4	--	4	--	7	213
Fidelity Series Small Cap Opportunities Fund	2,775	206	812	77	(41)	1,529	3,657
Fidelity Series Treasury Bill Index Fund	2,720	11	1,160	11	(3)	(7)	1,561
Fidelity Series Value Discovery Fund	3,258	1,060	438	112	(5)	1,563	5,438
Total	$105,397	$32,715	$24,862	$7,856	$639	$30,303	$144,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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